Organization	12 Months Ended
Dec. 31, 2014
Organization [Abstract]
Organization

1. Organization

Description of Business

On January 15, 2014, a wholly-owned subsidiary of Ekso Bionics Holdings, Inc. named Ekso Acquisition Corp., merged with and into Ekso Bionics, Inc. (the “Merger”). Ekso Bionics, Inc. was the surviving corporation and became a wholly-owned subsidiary of Ekso Bionics Holdings, Inc. As a result of this transaction, Ekso Bionics Holdings, Inc. discontinued its pre-merger operations, acquired the business of Ekso Bionics, Inc. and continues the operations of Ekso Bionics, Inc. as a publicly traded company. See Note 3, The Merger, Offering and Other Related Matters. Ekso Bionics, Inc. was incorporated in January 2005 in the State of Delaware.

As used in these notes to the consolidated financial statements, the term “the Company” refers to Ekso Bionics Holdings, Inc. formerly known as PN Med Group, Inc., and its wholly-owned subsidiaries, including Ekso Bionics, Inc. after giving effect to the Merger; the term “Holdings” refers to the business of Ekso Bionics Holdings, Inc. prior to the Merger, and the term “Ekso Bionics” refers to Ekso Bionics, Inc. prior to the Merger. Unless otherwise indicated, all dollar amounts included in these notes to the financial statements are in thousands.

We are currently headquartered in Richmond, California. We are a leading developer and manufacturer of human bionic exoskeletons and were founded after the University of California at Berkeley's Robotics and Human Engineering Laboratory had a breakthrough in demonstrating human exoskeletons that are more energy efficient than previously thought possible.

We are pioneering the field of human exoskeletons to augment human strength, endurance and mobility. We design, develop and sell wearable robots, or “human exoskeletons,” that have applications in medical, military, industrial, and consumer markets. Our exoskeleton systems are strapped over the user's clothing, enabling individuals with neurological conditions affecting gait (e.g., spinal cord injury or stroke) to walk again, permitting soldiers to carry heavy loads for long distances while mitigating lower back, knee, and ankle injuries, and allowing industrial workers to perform heavy duty work for extended periods.

We also have a collaborative partnership with Lockheed Martin Corporation (“Lockheed”) to develop products for military applications and a license agreement with Otto Bock Healthcare Products Gmbh.

Ekso Labs is the engineering services division of the Company and is primarily focused on technology development and future applications. In essence it is an exoskeleton laboratory that continually integrates emerging technologies into new product applications and expands on it with our partners. Ekso Labs develops intellectual property through research grants from government organizations, including the Department of Defense.

Liquidity

Largely as a result of significant research and development activities related to the creation of our advanced technology, we have incurred significant operating losses and negative cash flows from operations since inception. During the year ended December 31, 2014, the Company used $15.0 million of cash in operations compared to $9.1 and $12.7 million for the years ended December 31, 2013 and 2012, respectively.

Primarily as a result of the exercise of the warrants in November 2014, cash on hand at December 31, 2014 was $25.2 million. Based upon our current average monthly net use of cash of $1.25 million and assuming increases in current revenue and gross profit, offset by some modest incremental net use of cash for increased operating expenses and a potential increase in rental activity for our medical device business, the Company believes it has sufficient resources to meet financial obligations into the second quarter of 2016.

Our actual capital requirements may vary significantly and will depend on many factors. For example, we may choose to increase our investments (i) in our clinical, sales and marketing initiatives to accelerate adoption of the Ekso in the rehabilitation market, (ii) in our research, development and commercialization activities with respect to an Ekso robotic exoskeleton for home use, and/or (iii) in the development and commercialization of able-bodied exoskeletons for industrial use.

Consequently, the Company will require significant additional financing in the future, which we may seek to raise through public or private equity offerings, debt financings or corporate collaborations. When we need to raise additional capital, there can be no assurance that financing will be available when required in sufficient amounts, on acceptable terms or at all. In the event that the necessary additional financing is not obtained, we may be required to reduce our discretionary overhead costs substantially, including research and development, general and administrative and sales and marketing expenses or otherwise curtail operations.